SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

year ended December 31, 2014	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian dollars)

Revenues	4,913	1,547	3,725	—	10,185
Income from Equity Investments	163	—	359	—	522
Plant Operating Costs and Other	(1,501)	(426)	(919)	(127)	(2,973)
Commodity Purchases Resold	—	—	(1,836)	—	(1,836)
Property Taxes	(334)	(62)	(77)	—	(473)
Depreciation and Amortization	(1,063)	(216)	(309)	(23)	(1,611)
Gain on Sale of Assets	9	—	108	—	117
Segment earnings	2,187	843	1,051	(150)	3,931
Interest Expense					(1,198)
Interest Income and Other					91
Income before Income Taxes					2,824
Income Tax Expense					(831)
Net Income					1,993
Net Income Attributable to Non-Controlling Interests					(153)
Net Income Attributable to Controlling Interests					1,840
Preferred Share Dividends					(97)
Net Income Attributable to Common Shares					1,743

Capital Spending
Capital Expenditures	1,768	1,530	206	46	3,550
Projects Under Development	368	439	—	—	807
	2,136	1,969	206	46	4,357

at December 31, 2014
(millions of Canadian dollars)
Total Assets	27,103	16,116	14,197	1,531	58,947

year ended December 31, 2013	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian dollars)

Revenues	4,497	1,124	3,176	—	8,797
Income from Equity Investments	145	—	452	—	597
Plant Operating Costs and Other	(1,405)	(328)	(833)	(108)	(2,674)
Commodity Purchases Resold	—	—	(1,317)	—	(1,317)
Property Taxes	(329)	(44)	(72)	—	(445)
Depreciation and Amortization	(1,027)	(149)	(293)	(16)	(1,485)
Segment earnings	1,881	603	1,113	(124)	3,473
Interest Expense					(985)
Interest Income and Other					34
Income before Income Taxes					2,522
Income Tax Expense					(611)
Net Income					1,911
Net Income Attributable to Non-Controlling Interests					(125)
Net Income Attributable to Controlling Interests					1,786
Preferred Share Dividends					(74)
Net Income Attributable to Common Shares					1,712

Capital Spending
Capital Expenditures	1,776	2,286	152	50	4,264
Projects Under Development	245	243	—	—	488
	2,021	2,529	152	50	4,752

at December 31, 2013
(millions of Canadian dollars)
Total Assets	25,165	13,253	13,747	1,733	53,898

year ended December 31, 2012	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian dollars)

Revenues	4,264	1,039	2,704	—	8,007
Income from Equity Investments	157	—	100	—	257
Plant Operating Costs and Other	(1,365)	(296)	(819)	(97)	(2,577)
Commodity Purchases Resold	—	—	(1,049)	—	(1,049)
Property Taxes	(315)	(45)	(74)	—	(434)
Depreciation and Amortization	(933)	(145)	(283)	(14)	(1,375)
Segment earnings	1,808	553	579	(111)	2,829
Interest Expense					(976)
Interest Income and Other					85
Income before Income Taxes					1,938
Income Tax Expense					(466)
Net Income					1,472
Net Income Attributable to Non-Controlling Interests					(118)
Net Income Attributable to Controlling Interests					1,354
Preferred Share Dividends					(55)
Net Income Attributable to Common Shares					1,299

Capital Spending
Capital Expenditures	1,389	1,145	24	37	2,595
Projects Under Development	—	3	—	—	3
	1,389	1,148	24	37	2,598

at December 31, 2012
(millions of Canadian dollars)
Total Assets	23,210	10,485	13,157	1,481	48,333

Revenue from External Customers by Geographic Areas

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Revenues
Canada – domestic	4,021	4,659	3,527
Canada – export	1,314	997	1,121
United States	4,653	3,029	3,252
Mexico	197	112	107
	10,185	8,797	8,007

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

at December 31	2014	2013
(millions of Canadian dollars)

Plant, Property and Equipment
Canada	19,191	18,462
United States	20,098	17,570
Mexico	2,485	1,574
	41,774	37,606